Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016
Fair value hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 0
Gains (losses) recognized in income on hedged item	0
Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			¥ (15)		¥ (13)
Gains (losses) recognized in income on hedged item			15		13
Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,633)		2,248		(3,125)
Gains (losses) recognized in income on hedged item	1,633		(2,248)		3,125
Fair value hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	210		(1,556)		990
Gains (losses) recognized in income on hedged item	(210)		1,555		(990)
Fair value hedges | Foreign currency long- term-debt | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			(22)
Gains (losses) recognized in income on hedged item			22
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	22		1,317		(185)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	2		0		118
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(54)		63		(188)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			(19)		(2)
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	33		(769)		1,432
Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(33)		68		(111)
Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	88		394		848
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(8,011)		5,536		(23,576)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			(194)		(3,705)
Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(4,707)		2,620		(10,197)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0		0		0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative							¥ (28)
Gains (losses) recognized in income on hedged item							28
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative							18,927
Gains (losses) recognized in income on hedged item							(18,927)
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative							1,476
Gains (losses) recognized in income on hedged item							(1,476)
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency long- term-debt | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative							56
Gains (losses) recognized in income on hedged item							(56)
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)							(894)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)							0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)							1
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)							827
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)							0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)							(32)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)							(2,038)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)							51
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)							517
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)							46,415
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)							0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)							257
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)							23,439
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)							0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)							0
Nondesignated | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	13	[1]	(4,110)	[2]	(2,511)	[3]	(2,082)	[4]
Nondesignated | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	396		9		698		(85)
Nondesignated | Foreign exchange contracts | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) and Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(11,664)	[1]	5,617	[2]	(14,377)	[3]	27,780	[4]
Nondesignated | Credit derivatives held/written | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(12)		(48)		(26)		(25)
Nondesignated | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 929	[1]	¥ (920)	[2]	¥ 266	[3]	¥ 405	[4]

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2017 (see Note 15 "Life Insurance Operations").
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2016 (see Note 15 "Life Insurance Operations").
[3]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2017 (see Note 15 "Life Insurance Operations").
[4]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2016 (see Note 15 "Life Insurance Operations").